COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company has an operating lease for the Company’s corporate office and accounts for this lease in accordance with ASC 842.

On April 29, 2021, the Company entered into a 120-month lease for its warehouse at $5,000 per month commencing June 1, 2021 and maturing May 31, 2031. On May 1, 2021, the signing of the lease resulted in the initial recognition of operating lease ROU asset of $501,459 and liability of $501,459.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components. We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The Company entered into the following operating facility lease:

·

Warehouse-On April 29, 2021, the Company entered into an operating facility lease for its warehouse located at1845 Highway 15 South, Suite 102, Hazard, KYwith 120 months term and option to extend. The lease started on June 1, 2021 and expires on May 31, 2031.

In accordance with ASC 842, the components of lease expense were as follows:

	Three months period ending March 31, 2024	Three months period ending March 31, 2023
Operating lease expense	$16,054	$16,054
Total lease expense	$16,054	$16,054

In accordance with ASC 842, other information related to leases was as follows:

	Three months period ending March 31, 2024	Three months period ending March 31, 2023
Operating cash flows from operating leases	$15,453	$15,225
Cash unpaid for amounts considered in the measurement of lease liabilities (disclosed under other current liabilities)	$15,453	$15,225

Weighted-average remaining lease term—operating leases	7.2 Years	8.2 Years
Weighted-average discount rate—operating leases	5%	5%

In accordance with ASC 842, maturities of operating lease liabilities as of March 31, 2024 were as follows:

For the years ending December 31,	Operating Lease

2024 (9 months remaining)	$46,901
2025	63,290
2026	64,239
2027	65,203
2028	66,181
Thereafter	163,938
Total undiscounted cash flows	$469,752

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	7.2 Years
Weighted-average discount rate	5%
Present values	$392,884

Lease liabilities—current	43,937
Lease liabilities—long-term	348,947
Lease liabilities—total	$392,884

Difference between undiscounted and discounted cash flows	$76,868

Contingencies

The Company is subject to various legal proceedings from time to time as part of its business. As of March 31, 2024 and December 31, 2023, the Company was not currently party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition and results of operations.

10. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company has an operating lease for the Company’s corporate office and accounts for this lease in accordance with ASC 842.

On April 29, 2021, the Company entered into a 120-month lease for its warehouse at $5,000 per month commencing June 1, 2021 and maturing May 31, 2031. On May 1, 2021, the signing of the lease resulted in the initial recognition of operating lease ROU asset of $501,459 and liability of $501,459.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components. We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The Company entered into the following operating facility leases:

•

Corporate office - On May 1, 2021, the Company entered into an operating facility lease for its corporate office located in 561 NE 79 Street, Suite 325, Miami, FL with a month-to-month term. The lease starts on May 1, 2021 for $200 per month. This lease was terminated, effective June 30, 2022.

•

Warehouse- On April 29, 2021, the Company entered into an operating facility lease for its warehouse located at 1845 Highway 15 South, Suite 102, Hazard, KY with 120 months term and option to extend. The lease started on June 1, 2021 and expires on May 31, 2031.

In accordance with ASC 842, the components of lease expense were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating lease expense	$64,216	$64,216
Total lease expense	$64,216	$64,216

In accordance with ASC 842, other information related to leases was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating cash flows from operating leases	$61,433	$60,525
Cash unpaid for amounts considered in the measurement of lease liabilities (disclosed under other current liabilities)	$61,433	$60,525

Weighted-average remaining lease term—operating leases	7.4 Years	8.4 Years
Weighted-average discount rate—operating leases	5%	5%

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2023 were as follows:

For the years ending December 31,	Operating Lease

2024	$62,354
2025	63,290
2026	64,239
2027	65,203
2028	66,181
Thereafter	163,938
Total undiscounted cash flows	$485,205

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	7.4 Years
Weighted-average discount rate	5%
Present values	$403,338

Lease liabilities—current	43,162
Lease liabilities—long-term	360,176
Lease liabilities—total	$403,338

Difference between undiscounted and discounted cash flows	$81,867

Contingencies

The Company is subject to various legal proceedings from time to time as part of its business. As of December 31, 2023 and 2022, the Company was not currently party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition and results of operations.